Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Pre-tax exposure to foreign currency exchange risk
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 28,006 $ 1,400
Accounts receivable USD 226,153 11,308
Accounts payable and accrued liabilities USD (152,412) (7,620)
Net foreign currency derivatives USD 27,774 (45,177)

Counterparty credit risk, as represented by the carrying amount of the financial assets	2021 2020 Cash and cash equivalents $ 1,247,447 $ 918,382 Short-term investments 84,906 24,985 Accounts receivable [note 6] 272,220 166,788 Derivative assets [note 10] 32,098 45,605
Exposure to credit risk for trade receivables	Carrying value Investment grade credit rating $ 259,683 Non-investment grade credit rating 11,332 Total gross carrying amount $ 271,015 Loss allowance - Net $ 271,015
Aged trade receivables	Corporate Other customers customers Total Current (not past due) $ 269,474 $ 423 269,897 1-30 days past due 334 62 396 More than 30 days past due 58 664 722 Total $ 269,866 $ 1,149 271,015
Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2021:
Outstanding and
Total amount

committed

Amount available
Unsecured revolving credit facility [note 13] $ 1,000,000 $ - $ 1,000,000
Letter of credit facilities [note 13] 1,696,041 1,573,873 122,168

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:
Due in
Carrying Contractual

less than
Due in 1-3 Due in 3-5 Due after 5

amount

cash flows

1 year

years

years

years
Accounts payable and accrued liabilities $ 340,458 $ 340,458 $ 340,458 $ - $ - $ -
Long-term debt 996,250 1,000,000 - 500,000 - 500,000
Foreign currency contracts 3,760 3,760 378 3,382 - -
Interest rate contracts 1,237 1,237 - 585 490 162
Lease obligation [note 14] 4,872 5,174 2,736 2,381 57 -
Total contractual repayments $ 1,346,577 $ 1,350,629 $ 343,572 $ 506,348 $ 547 $ 500,162
Due in

less than
Due in 1-3 Due in 3-5 Due after 5
Total

1 year

years

years

years
Total interest payments on long-term debt $ 230,065 $ 37,840 $ 65,205 $ 33,780 $ 93,240

Carrying amounts and accounting classifications
At December 31, 2021
FVTPL
Amortized
cost
FVOCI -
designated
Total
Financial assets
Cash and cash equivalents $ - $ 1,247,447 $ - $ 1,247,447
Short-term investments - 84,906 - 84,906
Accounts receivable [note 6] - 276,139 - 276,139
Derivative assets [note 10]
Foreign currency contracts 31,534 - - 31,534
Interest rate contracts 564 - - 564
$ 32,098 $ 1,608,492 $ - $ 1,640,590
Financial liabilities
Accounts payable and accrued liabilities [note 12] $ - $ 340,458 $ - $ 340,458
Lease obligation [note 14] - 4,872 - 4,872
Derivative liabilities [note 14]
Foreign currency contracts 3,760 - - 3,760
Interest rate contracts 1,237 - - 1,237
Long-term debt [note 13] - 996,250 - 996,250
4,997 1,341,580 - 1,346,577
Net $ 27,101 $ 266,912 $ - $ 294,013
At December 31, 2020
FVTPL
Amortized
cost
FVOCI -
designated
Total
Financial assets
Cash and cash equivalents $ - $ 918,382 $ - $ 918,382
Short-term investments - 24,985 - 24,985
Accounts

receivable [note 6]
- 204,980 - 204,980
Derivative assets [note 10]
Foreign currency contracts 45,605 - - 45,605
Investments in equity securities [note 10] - - 43,873 43,873
$ 45,605 $ 1,148,347 $ 43,873 $ 1,237,825
Financial liabilities
Accounts payable and accrued liabilities [note 12] $ - $ 233,649 $ - $ 233,649
Lease obligation [note 14] - 7,951 - 7,951
Derivative liabilities [note 14]
Foreign currency contracts 4,733 - - 4,733
Long-term debt [note 13] - 995,541 - 995,541
4,733 1,237,141 - 1,241,874
Net $ 40,872 $ (88,794) $ 43,873 $ (4,049)

Cumulative gain or loss and fair value at derecognition of equity investments in equity instruments
Fair Value Gain (loss)
Investment in Denison Mines Corp. $ 34,827 $ 15,257
Investment in UEX Corporation 19,605 8,758
Investment in ISO Energy Ltd. 10,756 8,078
Investment in GoviEx 3,558 2,996
Other 265 (750)
$ 69,011 $ 34,339

Fair value measurement, carrying amounts
As at December 31, 2021
Fair value
Carrying value Level 1 Level 2 Total
Derivative assets [note 10]
Foreign currency contracts $ 31,534 $ - $ 31,534 $ 31,534
Interest rate contracts 564 - 564 564
Derivative liabilities [note 14]
Foreign currency contracts (3,760) - (3,760) (3,760)
Interest rate contracts (1,237) - (1,237) (1,237)
Long-term debt [note 13] (996,250) - (1,103,978) (1,103,978)
Net

$ (969,149) $ - $ (1,076,877) $ (1,076,877)
As at December 31, 2020
Fair value
Carrying value Level 1 Level 2 Total
Derivative assets [note 10]
Foreign currency contracts $ 45,605 $ - $ 45,605 $ 45,605
Investments

in equity securities [note 10]
43,873 43,873 - 43,873
Derivative liabilities [note 14]
Foreign currency contracts (4,733) - (4,733) (4,733)
Long-term debt [note 13] (995,541) - (1,173,280) (1,173,280)
Net $ (910,796) $ 43,873 $ (1,132,408) $ (1,088,535)

Fair value of derivative instruments and classification
2021 2020
Non-hedge derivatives:
Foreign currency contracts $ 27,774 $ 40,872
Interest rate contracts (673) -
Net $ 27,101 $ 40,872
Classification:
Current portion of long-term receivables, investments and other [note 10] $ 22,652 $ 16,466
Long-term receivables, investments and other [note 10] 9,446 29,139
Current portion of other liabilities [note 14] (378) (1,658)
Other liabilities [note 14] (4,619) (3,075)
Net $ 27,101 $ 40,872

Summary of components of non-hedge derivative gains losses
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2021 2020
Non-hedge derivatives:
Foreign currency contracts $ 13,202 $ 30,600
Interest rate contracts (673) 5,977
Net $ 12,529 $ 36,577